1674    8-9-95  Form N-SAR      40,419

 51,602      FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    //        (a)

	or fiscal year ending:  12/31/97 (b)

Is this a transition report?(Y/N)       N
Is this an amendment to a previous filing? (Y/N)       N
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.
1.  A.  Registrant Name     Variable Annuity Account C
B.  File Number: 811-   2513
C.  Telephone Number :  (860)273-0687
2.  A.  Street:     151 Farmington Ave
B.  City:  Htfd C.  State: CT   D.  Zip Code: 06156  Zip Ext:
E.  Foreign Country             Foreign Postal Code:
3. Is this the first filing on this form by Registrant?  (Y/N) N
4. Is this the last filing on this form by Registrant?(Y/N) N
5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]
6. Is Registrant a unit investment trust (UIT)?(Y/N)   Y
[If answer is "Y" (Yes), complete only items 111 through 132.]
7. A. Is Registrant a series or multiple portfolio company?(Y/N) N [If answer is "N" (No), go to item 8.]
  B. How many separate series or portfolios did Registrant have at the end of the period?

Federal Securities Law Reports   51,602
1674  8-9-95    Form N-SAR 40,465
For period ending  12/31/97
If filing more than oneFile number 811- 2513
Page 47, "X" Box  UNIT INVESTMENT TRUSTS
111.  A. [/] Depositor Name: Aetna Life Insurance and Annuity
                             Company
      B. [/] File Number(If any):
      C.[/] City       Htfd   State:   CT     Zip  06156
      [/] Foreign Country:  Foreign Postal Code:
111.  A. [/] Depositor Name:
      B. [/]File Number(If any):
      C.[/] City:      State:                  Zip Code-ext :
      [/] Foreign Country:   Foreign Postal Code:
112.  A. [/] Sponsor Name:
      B. [/] File Number (If any):
      C.[/] City:   State:     Zip Code-ext  :
      [/] Foreign Country:  Foreign Postal Code:
112.  A. [/]Sponsor Name:
      B. [/] File Number (If any) :
      C. [/] City:    state:                  Zip Code-ext   :
	     [/] Foreign Country:   Foreign Postal Code:
Federal Securities Law Reports  51,602
40,466  Investment Companies-Forms 1674  8-9-95
For period ending     12/31/97
If filing more than one File number 811- 2513
Page 48, "X" box:
113. A. [/] Trustee Name:
     B. [/] City:    State   Zip Code:       Zip Ext:
     [/] Foreign Country:  Foreign Postal Code:
113. A. [/] Trustee Name :
     B. [/] City:    State   Zip Code:    Zip Ext:
     [/] Foreign Country: Foreign Postal Code :
114. A. [/] Principal Underwriter Name: Aetna Life
            Insurance and Annuity Company
     B. [/] File Number: 8-13256
     C.[/]  City:  Htfd   State:    CT      Zip Code: 06156  Zip Ext:
       [/] Foreign Country: Foreign Postal Code  :
114. A. [/] Principal Underwriter Name:
     B.[/] File Number: 8-
     C. [/] City:    State:          Zip Code:        Zip Ext:
     [/]Foreign Country: Foreign Postal Code  :
115. A.[/] Independent Public Accountant Name: KPMG Peat Marwick LLP
     B.[/] City:  Boston State:    MA  Zip Code: 02110       Zip Ext:
     [/] Foreign Country: Foreign Postal Code:
115. A.[/] Independent Public Accountant Name:
     B. [/]City:     State:  Zip Code:       ZipExt:
     [/]Foreign Country:  Foreign Postal Code  :
51,602 1995 Commerce Clearing House, Inc.
1674  8-9-95    Form N-SAR  40,467
For period ending 12/31/97
If filing more than one file number 811- 2513
Page 49, "X" Box
116. Family of investment companies information:
     A. [/] Is Registrant part of a family of investment
     companies?(Y/N)   Y
     B. [/] Identify the family in 10 letters:
     A L I A C F U N D S
(NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)
117. A. [/] Is Registrant a separate account of an
        insurance company?(Y/N)   Y
If answer is "Y" (Yes), are any of the following types
of contracts funded by the Registrant?:
    B. [/] Variable annuity contracts?(Y/N) Y
    C. [/] Scheduled premium variable life contracts?(Y/N) N
    D. [/] Flexible premium variable life contracts? (Y/N) N
    E. [/] Other types of insurance products registered
           under the Securities Act of 1933? Y/N? N
118.[/]State the number of series existing at the end
       of the period that had securities registered under the
       Securities Act of 1933                            1
119.[/] State the number of new series for which
        registration statements under the Securities Act of 1933
        became effective during the period               0
120.[/] State the total value of the portfolio securities
        on the date of deposit for the new series included in item
        119 ($000's omitted)                            $0
121.[/]State the number of series for which a current
       prospectus was in existence at the end of the period.   1
122.[/] State the number of existing series for which
        additional units were registered under the Securities Act
        of 1933 during the current period.               0

40,468  Investment Companies-Forms 1674  8-9-95
For Period Ending 12/31/97  If filing more than one
File Number 811-2513        Page 50, "X" Box:
123.[/] State the total value of the additional units
    considered in answering item 122($000's omitted)     $0
124.[/] State the total value of units of prior series that
    were placed in the portfolios of subsequent series during
    the current period (the value of these units is to be
    measured on the date they were placed in the subsequent
    series) ($000's omitted)                             $0
125.[/] State the total dollar amount of sales loads
    collected (before reallowances to other brokers or
    dealers) by Registrant's principal underwriter and any
    underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)  $17
126.Of the amount shown in item 125, state the total
    dollar amount of sales loads collected from secondary
    market operations in Registrant's units (include the
    sales loads, if any, collected on units of a prior
    series placed in the portfolio of a subsequent series.)
    ($000's omitted)                                     $0
127.List opposite the appropriate description below
    the number of series whose portfolios are invested primarily
    (based upon a percentage of NAV) in each type of security
    shown, the aggregate total assets at market value as of a
    date at or near the end of the current period of each
    such group of series and the total income distributions
    made by each such group of series during the current period
    (excluding distributions of realized gains, if any):
                               Number of       Total Assets    Total Income
                               Series          ($000's         Distributions
                               Investing       omitted)        ($000's omitted)

A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt of brokers' or dealers'
parent
F.  All other corporate intermed & long-term debt
G.  All other corporate short-term debt
H.  Equity securities of brokers or dealers or parents
of brokers or dealers
I. Investment company equity securities
J. All other equity securities
                                 1                 $11,155,254       $0
K. Other securities
L. Total assets of all series of registrant
1674      Form N-SAR        40,469
For period ending 12/31/97    If filing more than one
File number 811-2513          Page 51, "X" Box
128. Is the timely payment of principal and interest on any
     of the portfolio securities held by any of Registrant's
     series at the end of the current period insured or
     guaranteed by an entity other than the issuer? (Y/N)
129. [/] Is the issuer of any instrument covered in item
     128 delinquent or in default as to payment of principal
     or interest at the end of the current period?(Y/N
130.[/] In computations of NAV or offering price per unit,
    is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
131.[/] Total expenses incurred by all series of Registrant
    during the current reporting period ($000's omitted) $120,867
132.[/]  List the "811" (Investment Company Act of 1940)
registration number for all Series of Registrant that are being included in this filing.
811-       811-    811-    811-    811-    811-
811-       811-    811-    811-    811-    811-
Signature Page
This report is signed on behalf of the registrant
(or depositor or trustee).

City of:  Hartford      State of:  Connecticut
Date: 2/28/98

Name of Registrant, Depositor, or Trustee:


Variable Annuity Account C
Aetna Life Insurance and Annuity Company
Name of Registrant



Witness: Peter Begin                    By: Deborah Koltenuk
	        Peter Begin                        Deborah Koltenuk
	        Manager                            Vice President and Treasurer
	        Aetna Life Insurance and           Corporate Controller
	        Annuity Company                    Aetna Life Insurance and
	                                           Annuity Company